Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)
Investment Objective
The investment objective of the Fund is long-term capital growth by investing primarily in common stocks.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)	Class A	Class C	Class I	Class R	Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)	Class A	Class C	Class I	Class R	Class R6		Class Y
Management Fees	0.46%	0.46%	0.46%	0.46%	0.46%		0.46%
Distribution (12b-1) Fees	0.25%	1.00%	none	0.50%	none		none
Other Expenses	0.28%	0.44%	0.17%	0.20%	0.19%		0.48%
Total Annual Fund Operating Expenses	0.99%	1.90%	0.63%	1.16%	0.65%		0.94%
Fee Waiver/Expense Reimbursement	none	(0.06%)	none	none	(0.02%)	[1]	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	1.84%	0.63%	1.16%	0.63%	[1]	0.83%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) of Class C, Class R6 and Class Y shares do not exceed 1.84%, 0.63% and 0.83%, respectively, until at least February 28, 2019, February 28, 2017 and February 28, 2017. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	675	872	1,091	1,718
Class C	287	579	1,009	2,207
Class I	64	202	351	786
Class R	118	368	638	1,409
Class R6	64	206	360	809
Class Y	85	289	509	1,145

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class C | USD ($)	187	579	1,009	2,207

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2015, the Russell MidCap® Value Index included companies with approximate market capitalizations between $383 million and $29 billion. The size of companies in the index changes with market conditions and the composition of the index.

The Adviser invests in companies that it believes to be high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified or if the fundamentals of the company deteriorate.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.
  Mid cap stocks may fall out of favor relative to stocks of larger or smaller companies.
  The portfolio manager may not execute the Fund's principal investment strategy effectively.
  A company's earnings may not increase as expected.
  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class I, Class R, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class C shares as those share classes do not yet have a full calendar year of performance history.

Calendar Year Returns for Class R Shares

Highest/lowest quarterly results during this time period were:
Highest	20.87% (quarter ended September 30, 2009)
Lowest	-19.06% (quarter ended September 30, 2011)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class R	0.48%	11.01%		9.12%
Class A	(5.09%)	9.88%		8.64%
Class I	1.00%	11.60%		13.14%	[1]	Mar. 01, 2010
Class R6	1.03%	6.63%	[1]			Mar. 03, 2014
Class Y	0.82%	12.76%	[1]			Jan. 28, 2013
After Taxes on Distributions | Class R	(2.06%)	9.15%		7.49%
After Taxes on Distributions and Sale of Fund Shares | Class R	2.24%	8.68%		7.32%
Russell MidCap® Value Index returns reflect no deduction for fees, expenses, or taxes.	(4.78%)	11.25%		7.61%
[1]	Inception dates of Class I, Class R6 and Class Y shares are March 1, 2010, March 3, 2014 and January 28, 2013, respectively.